Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000255432 | Western Europe
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000255432 | South & Central America
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000255432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.95%
C000255432 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000255432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000255432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.64%
C000255432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000255432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000255432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000255432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000255432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000255432 | North America
Holdings [Line Items]
Percent of Net Asset Value	89.08%
C000255432 | Asia
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000255433 | Western Europe
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000255433 | North America
Holdings [Line Items]
Percent of Net Asset Value	92.88%
C000255433 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000242685 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	1.12%
C000242685 | Gaming REIT
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242685 | Hotel REIT
Holdings [Line Items]
Percent of Total Investments	5.16%
C000242685 | Self-storage REIT
Holdings [Line Items]
Percent of Total Investments	5.53%
C000242685 | Infrastructure REIT
Holdings [Line Items]
Percent of Total Investments	5.59%
C000242685 | Retail REIT
Holdings [Line Items]
Percent of Total Investments	6.32%
C000242685 | Multi Asset Class REIT
Holdings [Line Items]
Percent of Total Investments	7.11%
C000242685 | Office REIT
Holdings [Line Items]
Percent of Total Investments	8.61%
C000242685 | Specialty REIT
Holdings [Line Items]
Percent of Total Investments	9.10%
C000242685 | Data Center REIT
Holdings [Line Items]
Percent of Total Investments	9.50%
C000242685 | Residential REIT
Holdings [Line Items]
Percent of Total Investments	12.08%
C000242685 | Industrial REIT
Holdings [Line Items]
Percent of Total Investments	12.82%
C000242685 | Health Care REIT
Holdings [Line Items]
Percent of Total Investments	13.86%
C000237993 | Materials
Holdings [Line Items]
Percent of Total Investments	2.89%
C000237993 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.03%
C000237993 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.08%
C000237993 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.09%
C000237993 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	1.39%
C000237993 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	1.62%
C000237993 | Renewable Energy
Holdings [Line Items]
Percent of Total Investments	2.15%
C000237993 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000237993 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	2.51%
C000237993 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	5.66%
C000237993 | Media
Holdings [Line Items]
Percent of Total Investments	6.23%
C000237993 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	6.98%
C000237993 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	9.14%
C000237993 | Financial Services
Holdings [Line Items]
Percent of Total Investments	10.37%
C000237993 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	12.92%
C000237993 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	21.44%
C000255835 | Materials
Holdings [Line Items]
Percent of Total Investments	2.42%
C000255835 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.32%
C000255835 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.42%
C000255835 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.63%
C000255835 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.41%
C000255835 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Total Investments	0.60%
C000255835 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	2.17%
C000255835 | MEDIA
Holdings [Line Items]
Percent of Total Investments	2.66%
C000255835 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Total Investments	3.13%
C000255835 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	4.88%
C000255835 | OIL & GAS
Holdings [Line Items]
Percent of Total Investments	5.96%
C000255835 | INSURANCE
Holdings [Line Items]
Percent of Total Investments	7.21%
C000255835 | TELECOMMUNICATIONS
Holdings [Line Items]
Percent of Total Investments	9.88%
C000255835 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Total Investments	10.13%
C000255835 | BANKING
Holdings [Line Items]
Percent of Total Investments	13.51%
C000255835 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Total Investments	18.67%
C000255835 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.76%
C000255835 | Canada
Holdings [Line Items]
Percent of Total Investments	1.43%
C000255835 | Japan
Holdings [Line Items]
Percent of Total Investments	1.66%
C000255835 | Finland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000255835 | United States
Holdings [Line Items]
Percent of Total Investments	2.10%
C000255835 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.19%
C000255835 | Australia
Holdings [Line Items]
Percent of Total Investments	2.42%
C000255835 | Philippines
Holdings [Line Items]
Percent of Total Investments	2.57%
C000255835 | China
Holdings [Line Items]
Percent of Total Investments	2.59%
C000255835 | Spain
Holdings [Line Items]
Percent of Total Investments	3.27%
C000255835 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.41%
C000255835 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.53%
C000255835 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.88%
C000255835 | Italy
Holdings [Line Items]
Percent of Total Investments	5.05%
C000255835 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.45%
C000255835 | France
Holdings [Line Items]
Percent of Total Investments	7.66%
C000255835 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.80%
C000255835 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.86%
C000255835 | Mexico
Holdings [Line Items]
Percent of Total Investments	10.91%
C000255835 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.46%
C000261456 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.26%
C000261456 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	11.46%
C000261456 | EXCHANGE TRADED FUND
Holdings [Line Items]
Percent of Total Investments	37.72%
C000261456 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	50.56%
C000250805 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.01%
C000250805 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	0.37%
C000250805 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	99.62%
C000250806 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.15%
C000250806 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	1.98%
C000250806 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	97.87%
C000256042 | Money Market
Holdings [Line Items]
Percent of Total Investments	0.19%
C000256042 | EXCHANGE TRADED FUND
Holdings [Line Items]
Percent of Total Investments	99.81%